111 Huntington Avenue, Boston, Massachusetts 02199

617-954-5000

  September 15, 2026

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re: MFS® Active Exchange Traded Funds Trust (the “Trust”) (File Nos. 333-278691 and 811-23953) on behalf of MFS® Active Short Duration Income ETF and MFS® Active Short Muni Bond ETF (the “Funds”)

Ladies and Gentlemen:

 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 12 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on August 27, 2026.

 Please call the undersigned at (617) 954-5655 or Jonathan Umana-Oliveira at (617) 954-5153 with any questions you may have.

  Sincerely,

  /s/WILLIAM B. WILSON

  William B. Wilson

  Assistant Vice President and Senior Counsel